Inventories - Schedule of Inventories (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Inventory Disclosure [Abstract]
Raw materials	$ 9,599	$ 8,074
Work in process	4,746	2,643
Finished goods	4,476	2,786
Total inventories	$ 18,821	$ 13,503